Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	300,707,476	286,430,946
Common stock, shares outstanding	245,264,614	273,270,100
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	80,189,163	94,465,693
Common stock, shares outstanding	80,189,163	94,465,693
Parent | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,889,352,801	1,889,352,801
Common stock, shares issued	300,707,476	286,430,946
Common stock, shares outstanding	245,264,614	273,270,100
Parent | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,647,199	110,647,199
Common stock, shares issued	80,189,163	94,465,693
Common stock, shares outstanding	80,189,163	94,465,693